Shareholders' Equity (Details) - USD ($)															3 Months Ended	6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 23, 2026	Jun. 12, 2026	Apr. 17, 2026	Dec. 31, 2025		Nov. 14, 2025	Nov. 12, 2025	Nov. 08, 2025	Sep. 16, 2025	Sep. 15, 2025	Feb. 24, 2025	Dec. 30, 2024	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024	Jun. 22, 2026	Jan. 01, 2026	Oct. 15, 2024	Dec. 31, 2023
Shareholders’ Equity [Line Items]
Shares issued														3,225
Ordinary shares issued (in Dollars)									$ 699,828					$ 5,000,000		$ 845,780
Share price (in Dollars per share)												$ 4									$ 2.82
Proceeds from initial public offering (in Dollars)												$ 5,500,000
Shares granted
Vesting percentage of consultant one									70.00%
Vesting percentage of consultant two									10.00%
Vesting percentage of consultant three									10.00%
Vesting percentage of consultant four									10.00%
Market price (in Dollars per share)						$ 9.67		$ 11.67							$ 9.67			$ 9.67
Share-based compensation (in Dollars)								$ 11,667,083								$ 845,780
Research and development expenses (in Dollars)																$ 56,865
Stock split													1-to-400
Vested RSU units
Reversal of granted but unvested RSUs																$ (788,915)
Unvested RSU						299,922	[1]								299,922 [1]			299,922	[1]
Maximum [Member] | EGM [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.000001
Minimum [Member] | EGM [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.0001
Investor [Member]
Shareholders’ Equity [Line Items]
Shares issued														645
Hang Feng [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued (in Dollars)														$ 1,000,000
Consultant [Member]
Shareholders’ Equity [Line Items]
Ordinary share issued			299,922
Shares granted									999,750
HF Holdings [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized																							500,000,000
Ordinary shares par value (in Dollars per share)																							$ 0.0001
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)												$ 0.0001
Shares issued												1,375,000
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Shares issued											206,250
Proceeds from initial public offering (in Dollars)																$ 5,100,000
Option exercised											15.00%
RSUs [Member]
Shareholders’ Equity [Line Items]
Shares granted															999,750
Research and development expenses (in Dollars)																		$ 8,955,908
Vested RSU units															699,828
Reversal of granted but unvested RSUs						$ 788,915
Unvested RSU																						299,922
Unvested shares					299,922													788,915
2025 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)										$ 0.0001
Shares issued										999,750
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized	[2]	9,000,000,000				9,000,000,000									9,000,000,000	9,000,000,000		9,000,000,000
Ordinary shares par value (in Dollars per share)	[2]	$ 0.0001				$ 0.0001									$ 0.0001	$ 0.0001		$ 0.0001
Ordinary share issued	[2]	3,871,000				3,571,078									3,571,078	3,871,000		3,571,078
Ordinary shares outstanding	[2]	3,871,000				3,571,078									3,571,078	3,871,000		3,571,078
Class A Ordinary Shares [Member] | EGM [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized				9,000,000,000
Ordinary shares par value (in Dollars per share)				$ 0.0001
Ordinary share issued				3,571,078
Ordinary shares outstanding				3,571,078
Class A Ordinary Shares [Member] | Hang Feng [Member]
Shareholders’ Equity [Line Items]
Ordinary share issued		3,871,000				3,571,078									3,571,078	3,871,000		3,571,078
Ordinary shares outstanding		3,871,000				3,571,078									3,571,078	3,871,000		3,571,078
Class A Ordinary Shares [Member] | Consultant [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)			$ 0.0001
Ordinary share issued		3,871,000														3,871,000
Shares issued			299,922
Ordinary shares outstanding		3,871,000														3,871,000
Class A Ordinary Shares [Member] | Cayman Registry [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized				9,000,000,000
Ordinary shares par value (in Dollars per share)				$ 0.0001
Class A Ordinary Shares [Member] | HF Holdings [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)			$ 0.0001
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized	[2]	1,000,000,000				1,000,000,000									1,000,000,000	1,000,000,000		1,000,000,000
Ordinary shares par value (in Dollars per share)	[2]	$ 0.0001				$ 0.0001									$ 0.0001	$ 0.0001		$ 0.0001
Ordinary share issued	[2]	4,000,000				4,000,000									4,000,000	4,000,000		4,000,000
Ordinary shares outstanding	[2]	4,000,000				4,000,000									4,000,000	4,000,000		4,000,000
Class B Ordinary Shares [Member] | EGM [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized				1,000,000,000
Ordinary shares par value (in Dollars per share)				$ 0.0001
Shares issued				4,000,000
Ordinary shares repurchased		4,000,000		4,000,000
Class B Ordinary Shares [Member] | Hang Feng [Member]
Shareholders’ Equity [Line Items]
Ordinary share issued		4,000,000														4,000,000
Class B Ordinary Shares [Member] | Cayman Registry [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized				1,000,000,000
Ordinary shares par value (in Dollars per share)				$ 0.0001
Common Stock [Member] | HF Holdings [Member]
Shareholders’ Equity [Line Items]
Ordinary share issued																							10,000
Common Stock [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued	[3]															299,922
Ordinary shares issued (in Dollars)	[3]															$ 30
Reversal of granted but unvested RSUs	[3]
Common Stock [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued (in Dollars)	[3]
Reversal of granted but unvested RSUs	[3]
After Retrospective Adjustment [Member]
Shareholders’ Equity [Line Items]
Ordinary share issued																				5,290,000				4,000,000
Ordinary shares outstanding																				5,290,000				4,000,000

[1]	During the fourth quarter of 2025, there were 999,750 RSU units granted and 699,828 RSU units vested. At January 1, 2026, there were 299,922 RSU units remain unvested, which had been recorded $788,915 as additional paid-in capital-RSU as of December 31, 2025 to amortize the unvested costs for the remaining three tranches.
[2]	The share information is presented on a retrospective basis to reflect the shares reclassification and shares increase. (Note 1)
[3]	The share information is presented on a retrospective basis to reflect the stock split, share reclassification, shares increase and reorganization (Note 1).